Note 14 - Concentration of Risk (Details) - Percentage of Gross Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
WDC Solar, Inc. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	54.60%	40.10%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	11.40%	16.80%
Hyundai Heavy Industries, Co., Ltd. [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	10.70%	0.00%